Average Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Tax-Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Select Class - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	3.15%
Past 5 years	1.18%
Past 10 years	0.82%